John Hancock Trust
Supplement dated December 17, 2010
to the Prospectus dated May 3, 2010
MFC Global Investment Management (U.S.A.) Limited
MFC Global Investment Management (U.S.A.) Limited, which is the subadviser to the funds listed below, has changed its name to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“John Hancock Asset Management (North America)”).
Core Fundamental Holdings Trust
Core Global Diversification Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Money Market Trust
Core Fundamental Holdings Trust
Core Global Diversification Trust
Lifestyle Trusts
Effective January 1, 2011, John Hancock Asset Management was appointed as an additional subadviser to the following funds:
Core Fundamental Holdings Trust
Core Global Diversification Trust and
Lifestyle Trusts (the “Trusts”).
John Hancock Asset Management (North America) will also continue to serve as subadviser to each of the Trusts and QS Investors, LLC will also continue to serve as a subadviser to the Lifestyle Trusts.
John Hancock Asset Management , a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the Trusts as officers of John Hancock Asset Management (North America) , will continue to serve as portfolio managers of the Trusts as officers of John Hancock Asset Management. In addition, Steve Orlich and Scott Warlow, officers of John Hancock Asset Management (North America), will also be portfolio managers of the Trusts. Biographical information regarding Steve Orlich and Scott Warlow is set forth below.
Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 1998. He is an associate of the Society of Actuaries and has a M.A. in Theoretical Mathematics.
Scott Warlow. Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios. He joined John Hancock Asset Management (North America) in 2002. He is responsible for strategic asset allocations, style analysis of fund managers, and developing methods and models for tactical asset allocation.

Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust
Effective January 1, 2011, John Hancock Asset Management was appointed subadviser to the following funds:
Franklin Templeton Founding Allocation Trust
Core Allocation Trust
Core Balanced Trust (the “JHT Trusts”).
John Hancock Asset Management, a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It, as well as John Hancock Asset Management (North America), are under the common control of Manulife Financial Corporation.
Bruce Speca, Bob Boyda and Steve Medina, who are currently the portfolio managers of the JHT Trusts as officers of the Adviser, will continue to serve as portfolio managers of the JHT Trusts as officers of John Hancock Asset Management.
Investment Quality Bond Trust
The section “Management — Investment Adviser” is amended and restated as follows to reflect a change in portfolio managers of the fund:
Investment Adviser: John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Wellington Management	Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Campe Goodman, CFA. Vice President and Fixed Income Portfolio Manager; managed fund since 2010.

Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager; managed fund since 2007.

Joseph F. Marvan, CFA. Vice President and Fixed Income Portolio Manager; managed fund since 2010.
The section “Subadvisers and Portfolio Managers” is also amended and restated as follows to reflect this change:
Lucius T. (L.T.) Hill, III. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1993.
Campe Goodman,CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2000.
Christopher A. Jones, CFA. Senior Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 1994.
Joseph F. Marvan, CFA. Vice President and Fixed Income Portfolio Manager of Wellington Management, joined the firm as an investment professional in 2003.

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